SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Selling, general and administrative expenses consisted of the following items for the years ended December 31:

	2021	2020	2019

Network and IT costs	764	727	723
Personnel costs	792	750	808
Customer associated costs	654	602	658
Losses on receivables	28	56	54
Taxes, other than income taxes	81	55	153
Other	260	242	340
Total selling, general and administrative expenses	2,579	2,432	2,736
In 2020, our subsidiary in Pakistan recorded a gain of PKR8.6 billion (US$52) in ‘Taxes, other than income taxes’, relating to the reversal of a non-income tax provision. Refer to Note 7 for further details.
LEASES
On January 1, 2019, the Company adopted IFRS 16 Leases. The Company applied a modified retrospective approach, which means that prior period comparatives were not restated.

Short-term leases and leases for low value items are immediately expensed as incurred and are immaterial in the aggregate.
ACCOUNTING POLICIES
Customer associated costs
Customer associated costs relate primarily to commissions paid to third-party dealers and marketing expenses. Certain dealer commissions are initially capitalized in the consolidated statement of financial position and subsequently amortized within "Customer associated costs", see Note 3 for further details.